Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Cyclacel Pharmaceuticals, Inc.
Entity Central Index Key	0001130166
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company